Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	254,095	73,132	4,080	331,307
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,762	64,631	21,621	117,014
Derivatives	1,278	215,480	2,511	219,269
Financial investments	252,692	62,912	2,414	318,018
Liabilities
Trading liabilities	54,933	22,392	130	77,455
Financial liabilities designated at fair value	1,322	127,319	12,159	140,800
Derivatives	1,331	212,284	3,481	217,096

At 31 Dec 2023
Assets
Trading assets	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,030	63,825	19,788	110,643
Derivatives	931	226,714	2,069	229,714
Financial investments	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	53,354	19,318	478	73,150
Financial liabilities designated at fair value	1,266	129,232	10,928	141,426
Derivatives	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	63	114	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	382	11	19	412
Derivatives	—	3	—	3
Financial investments	123	1,641	3	1,767
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	—	—	—
Derivatives	—	1	—	1

At 31 Dec 2023
Assets
Trading assets	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	49	64
Derivatives	—	528	—	528
Financial investments	9,357	—	28	9,385
Liabilities
Trading liabilities	1,352	64	—	1,417
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2024
Transfers from Level 1 to Level 2	4,084	1,975	611	—	33	—	—
Transfers from Level 2 to Level 1	5,662	3,098	1,113	—	63	—	—

At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	514	1	19,150	—	19,665	—	1	—	1
Asset-backed securities	309	227	7	—	543	—	—	—	—
Structured notes	—	—	3	—	3	—	12,050	—	12,050
Other derivatives	—	—	—	2,511	2,511	—	—	3,481	3,481
Other portfolios	1,591	3,852	2,461	—	7,904	130	108	—	238
At 30 Jun 2024	2,414	4,080	21,621	2,511	30,626	130	12,159	3,481	15,770

Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains or losses recognised in profit or loss	(15)	65	706	237	25	60	478
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	65	—	237	25	—	478
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	706	—	—	60	—
– gains less losses from financial investments held at fair value through other comprehensive income	(15)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	138	92	11	75	21	323	98
– financial investments: fair value gains/(losses)	83	—	—	—	—	234	—
– exchange differences	55	92	11	75	21	89	98
Purchases	215	761	1,660	—	115	—	—
New issuances	—	—	—	—	2	2,313	—
Sales	(122)	(1,353)	(303)	—	(181)	(2)	—
Settlements	(202)	(487)	(963)	(517)	(9)	(1,479)	(1,164)
Transfers out	(108)	(377)	(140)	(85)	(32)	(1,821)	(138)
Transfers in	139	554	2	98	36	323	121
At 30 Jun 2023	3,006	4,072	18,380	1,772	451	10,149	2,315
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(58)	232	734	(4)	(189)	(560)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(58)	—	734	(4)	—	(560)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	232	—	—	(189)	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	102,057	102,058	112,902	112,744
Loans and advances to customers	938,257	923,152	938,535	924,382
Reverse repurchase agreements – non-trading	230,189	230,153	252,217	252,243
Financial investments – at amortised cost	149,338	146,390	148,326	146,588
Liabilities
Deposits by banks	82,435	82,472	73,163	73,176
Customer accounts	1,593,834	1,593,834	1,611,647	1,611,795
Repurchase agreements – non-trading	202,770	202,735	172,100	172,081
Debt securities in issue	98,158	99,009	93,917	93,902
Subordinated liabilities	25,510	27,916	24,954	27,151

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	631	631	10,487	10,487
Loans and advances to customers	2,414	2,339	73,376	72,290
Reverse repurchase agreements – non-trading	209	209	2,723	2,723
Financial investments – at amortised cost	92	113	7,624	7,535
Liabilities
Deposits by banks	9	9	78	78
Customer accounts	4,037	4,037	85,950	86,475
Repurchase agreements – non-trading	1	1	2,768	2,768
Debt securities in issue	—	—	9,084	8,820
Subordinated liabilities	—	—	8	7

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	254,095	73,132	4,080	331,307
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,762	64,631	21,621	117,014
Derivatives	1,278	215,480	2,511	219,269
Financial investments	252,692	62,912	2,414	318,018
Liabilities
Trading liabilities	54,933	22,392	130	77,455
Financial liabilities designated at fair value	1,322	127,319	12,159	140,800
Derivatives	1,331	212,284	3,481	217,096

At 31 Dec 2023
Assets
Trading assets	202,020	82,833	4,306	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,030	63,825	19,788	110,643
Derivatives	931	226,714	2,069	229,714
Financial investments	215,228	76,591	2,618	294,437
Liabilities
Trading liabilities	53,354	19,318	478	73,150
Financial liabilities designated at fair value	1,266	129,232	10,928	141,426
Derivatives	1,918	230,285	2,569	234,772
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2024
Assets
Trading assets	63	114	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	382	11	19	412
Derivatives	—	3	—	3
Financial investments	123	1,641	3	1,767
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	—	—	—
Derivatives	—	1	—	1

At 31 Dec 2023
Assets
Trading assets	2,403	61	—	2,465
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	49	64
Derivatives	—	528	—	528
Financial investments	9,357	—	28	9,385
Liabilities
Trading liabilities	1,352	64	—	1,417
Financial liabilities designated at fair value	—	2,370	—	2,370
Derivatives	—	615	—	615

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2024
Transfers from Level 1 to Level 2	4,084	1,975	611	—	33	—	—
Transfers from Level 2 to Level 1	5,662	3,098	1,113	—	63	—	—

At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	514	1	19,150	—	19,665	—	1	—	1
Asset-backed securities	309	227	7	—	543	—	—	—	—
Structured notes	—	—	3	—	3	—	12,050	—	12,050
Other derivatives	—	—	—	2,511	2,511	—	—	3,481	3,481
Other portfolios	1,591	3,852	2,461	—	7,904	130	108	—	238
At 30 Jun 2024	2,414	4,080	21,621	2,511	30,626	130	12,159	3,481	15,770

Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains or losses recognised in profit or loss	(15)	65	706	237	25	60	478
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	65	—	237	25	—	478
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	706	—	—	60	—
– gains less losses from financial investments held at fair value through other comprehensive income	(15)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	138	92	11	75	21	323	98
– financial investments: fair value gains/(losses)	83	—	—	—	—	234	—
– exchange differences	55	92	11	75	21	89	98
Purchases	215	761	1,660	—	115	—	—
New issuances	—	—	—	—	2	2,313	—
Sales	(122)	(1,353)	(303)	—	(181)	(2)	—
Settlements	(202)	(487)	(963)	(517)	(9)	(1,479)	(1,164)
Transfers out	(108)	(377)	(140)	(85)	(32)	(1,821)	(138)
Transfers in	139	554	2	98	36	323	121
At 30 Jun 2023	3,006	4,072	18,380	1,772	451	10,149	2,315
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023	—	(58)	232	734	(4)	(189)	(560)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(58)	—	734	(4)	—	(560)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	232	—	—	(189)	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	102,057	102,058	112,902	112,744
Loans and advances to customers	938,257	923,152	938,535	924,382
Reverse repurchase agreements – non-trading	230,189	230,153	252,217	252,243
Financial investments – at amortised cost	149,338	146,390	148,326	146,588
Liabilities
Deposits by banks	82,435	82,472	73,163	73,176
Customer accounts	1,593,834	1,593,834	1,611,647	1,611,795
Repurchase agreements – non-trading	202,770	202,735	172,100	172,081
Debt securities in issue	98,158	99,009	93,917	93,902
Subordinated liabilities	25,510	27,916	24,954	27,151

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2024		At 31 Dec 2023
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	631	631	10,487	10,487
Loans and advances to customers	2,414	2,339	73,376	72,290
Reverse repurchase agreements – non-trading	209	209	2,723	2,723
Financial investments – at amortised cost	92	113	7,624	7,535
Liabilities
Deposits by banks	9	9	78	78
Customer accounts	4,037	4,037	85,950	86,475
Repurchase agreements – non-trading	1	1	2,768	2,768
Debt securities in issue	—	—	9,084	8,820
Subordinated liabilities	—	—	8	7